Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 16.	Equity

(a)	Share capital

In accordance with the Company’s board of director’s resolution on June 20, 2011, the Company authorized another new share buyback program. The program allows the Company to repurchase up to $25 million of the Company’s ADSs.

In April 2011, the Companies Law of the Cayman Islands was amended to permit treasury shares if so approved by the board and to the extent that the articles do not prohibit treasury shares. Therefore, the Company would hold the treasury shares not been cancelled used for settle future employees awards.

The Company repurchased $13.4 million or 9,488,656 ADSs in the open market at an average price of US$1.41 per ADS as of December 31, 2013. Among which, 7,825,032 ADSs were held by the Company as of December 31, 2013.

(b)	Earnings distribution

As a holding company, the major asset of the Company is the 100% ownership interest in Himax Taiwan. Dividends received from the Company’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law. The ability of the Company’s subsidiaries to pay dividends, repay intercompany loans from the Company or make other distributions to the Company may be restricted by the availability of funds, the terms of various credit arrangements entered into by the Company’s subsidiaries, as well as statutory and other legal restrictions. The Company’s subsidiaries in Taiwan are generally not permitted to distribute dividends or to make any other distributions to shareholders for any year in which it did not have either earnings or retained earnings (excluding reserve). In addition, before distributing a dividend to shareholders following the end of a fiscal year, a Taiwan company must recover any past losses, pay all outstanding taxes and set aside 10% of its annual net income (less prior years’ losses and outstanding taxes) as a legal reserve until the accumulated legal reserve equals its paid-in capital, and may set aside a special reserve.

The accumulated legal and special reserve provided by Himax Taiwan as of December 31, 2012 and 2013 amounting to $50,750 thousand and $53,786 thousand, respectively.